CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A ordinary shares
Ordinary shares, par value (in shekel per share)	₪ 0.001	₪ 0.001
Ordinary shares, Authorized	200,000,000	200,000,000
Ordinary shares, Issued	46,028,100	44,281,291
Ordinary shares, outstanding	46,028,100	44,281,291
Class B ordinary shares
Ordinary shares, par value (in shekel per share)	₪ 0.001	₪ 0.001
Ordinary shares, Authorized	40,000,000	40,000,000
Ordinary shares, Issued	11,547,000	11,547,000
Ordinary shares, outstanding	11,547,000	11,547,000